Warrants (Details Narrative)	6 Months Ended	11 Months Ended
	Jun. 30, 2024 ¥ / shares shares	Dec. 09, 2022 CNY (¥)	Dec. 09, 2022 USD ($)	Feb. 11, 2021 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description	Each public warrant entitles the holder thereof to purchase one-twentieth (1/20) of one ordinary share at a price of $115.0 per full share, subject to adjustment as described in this report.
Aggregate value of warrants | $			$ 123,750	$ 380,000
Change in fair value of warrants | ¥		¥ 300,000
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share	¥ 10.0
Sale of units | shares	225,000
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share	¥ 115.0